Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Statement of Stockholders' Equity [Abstract]
Net loss	[1]	$ (924,116)	$ (900,233)
Other comprehensive loss
Foreign currency translation adjustment		(2,271)	3,826
Total other comprehensive (loss) income		(2,271)	3,826
Comprehensive loss		(926,387)	(896,407)
Comprehensive loss attributable to noncontrolling interests		(78,734)	(90,967)
Comprehensive loss attributable to Roivant Sciences Ltd.		$ (847,653)	$ (805,440)

[1]	Retroactively restated for the stock subdivision as described in Note 3.